Akerman Senterfitt
One Southeast Third Avenue, Suite 2800
Miami, Florida
(305) 374-5600

Securities and Exchange Commission
Washington, D.C.

Re: BabyUniverse, Inc.

Dear Sir or Madam:

     Enclosed for filing on behalf of BabyUniverse, Inc. (the “Company’’) is the Company’s Registration Statement on Form S-1. Please call me at (305) 982-5658 with any questions or comments.

Very truly yours, Bradley D. Houser